Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities:
Net loss	$ (8,686,573)	$ (9,381,496)
Change in fair value of warrant liability		(77,237)
Stock based compensation	1,094,549	764,007
Forgiveness of trade payable		(416,000)
Amortization of intangibles	103,706	104,043
Asset impairment	17,521
Increase in accrued interest and financing expense		714,081
Unrealized gain and accrued interest on investments	(489,079)	(93,779)
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	53,924	(217,806)
Decrease in prepaid expenses & other assets	41,523	123,455
Net cash used in operating activities	(7,864,429)	(8,480,732)
Cash flows provided by (used in) investing activities:
Purchase of investments	(18,090,684)	(9,899,121)
Proceeds from maturity of investments	20,279,000
Payment for license acquisition		(250,000)
Cash flows provided by (used in) investing activities:	2,188,316	(10,149,121)
Cash flows provided by financing activities:
Payments of deferred financing costs	(32,583)	42,045
Payment of interest on "Bridge Notes"	(600,000)	(599,999)
Payment of interest on "Bridge Notes"		(311,670)
Proceeds from sale of equity securities, net	5,849,266	14,877,332
Net cash provided by (used in) investing activities	5,216,683	14,007,708
Net change in cash and cash equivalents:	(459,430)	(4,622,145)
Cash and cash equivalents - beginning of year	2,860,628	7,482,773
Cash and cash equivalents - end of year	2,401,198	2,860,628
Supplemental information - Non cash items:
Reclassification of warrant liability to equity upon issuance of "Exchange warrants"		296,362
Deemed dividend on warrant modification		65,266
Offering expenses associated with warrant modification	$ 238,231	491,601
Settlement of accrued expenses		$ 193,537